Lease Liability	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease Liability
9.	LEASE LIABILITY
The Company entered into an operating lease agreement for its Victoria, BC facility (of approximately 4,900 square feet of office space). The Company signed an extension agreement on May 13, 2024 to extend the term of the lease by 12 months, expiring
 November 30, 2025.
The cost components of the operating lease were as follows for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Lease Cost
Operating lease expense	$65,739	$64,996
Variable lease expense	71,147	68,584
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	0.92
Weighted average discount rate	9.02%	14.00%
Variable lease costs are payments that vary because of changes in facts or circumstances and include common area maintenance and property taxes related to the premises. Variable lease costs are excluded from the calculation of minimum lease payments.
The Company’s future minimum lease payments as of December 31, 2024 are as follows:

Year ending December 31:
2025	74,490

Total undiscounted future minimum lease payments	$74,490
Less: imputed interest	(2,631)

Present value of lease liabilities at December 31, 2024	$71,859

The lease liability balance is comprised as follows:

	December 31, 2024	December 31, 2023
Current portion	$71,859	$53,316
Non-current portion	—	—

	$71,859	$53,316

During the year ended December 31, 2024, the Company subleased approximately 616 square feet office space with amounts totaling $24,436 ($24,387 – year ended December 31, 2023) being recorded as a reduction to general and administrative expenses.
During the year ended December 31, 2024, Management identified that lease payments should be presented within cash flows from operating activities as opposed to cash flows from financing activities in the consolidated statements of cash flows. As such, Management changed the presentation for the current and comparative periods to conform to the requirements under U.S. GAAP with lease payments of $65,739 for the year ended December 31, 2024 ($64,996 for the year ended December 31, 2023) being presented within cash flows from operating activities as opposed to cash flows from financing activities.